Convertible debentures	12 Months Ended
Dec. 31, 2020
Disclosure Of Convertible Debentures Abstract
14. Convertible debentures
14.	Convertible debentures

On June 6, 2017, the Company issued 10% convertible debentures of $15,000 aggregate principal amount at a price of one thousand dollars per debenture, with a maturity date of May 31, 2020. On May 27, 2020, the Company amended the remaining $12,621 principal value of convertible debentures (the “Amendments”) to include, among other things, an extension of the maturity date to May 31, 2022, and a reduction in the conversion price of the principal by 45% from $5.00 to $2.75 per common share (the “Conversion Price”).

Subsequent to the Amendments, the interest is payable on a quarterly basis in arrears in February, May, August and November of each year, at the Company’s option either i) in common shares of the Company, issued at a price equal to the volume weighted average trading price (“VWAP”) of the common shares for the 20 trading days ending on the fifth day prior to the interest payment date, or ii) in cash. Prior to the Amendments, interest was payable on a semi-annual basis in arrears in May and November of each year.

14.	Convertible debentures (Continued from previous page)

At any time that the 20-day VWAP of the common shares on the TSX exceeds $3.4375 per share, representing 125% of the Conversion Price, the Company may convert the convertible debentures in whole or in part, including any accrued interest, to common shares at the Conversion Price of $2.75 per common share. This trigger price was changed from 115% of the former conversion price to 125% of the new Conversion Price as a result of the Amendments. Additionally, the convertible debentures are convertible, at the option of the holder, in whole or in part, into common shares of the Company at any time before the maturity date at the Conversion Price of $2.75 per share.

Upon maturity the convertible debentures are payable, at the Company’s option, either i) in common shares of the Company issued at a price equal to the 20-day VWAP of the common shares on the TSX ending on the fifth day prior to the maturity date, or ii) in cash.

The amendments to the convertible debentures were accounted for as a settlement of the previous debt and replacement by a new compound financial instrument. On May 27, 2020, the principal balance of $12,621 was bifurcated and first allocated to the debt component of the convertible debenture by discounting the future principal and interest payments at the prevailing market interest rate at the date of issuance for a similar non-convertible debt instrument. The residual difference between the $12,621 and the fair value allocated to the debt component, was then allocated to contributed surplus within shareholders’ equity. Transaction costs of $796 related to amendments were netted against their respective debt and equity components.

On December 10, 2020, the Company gave notice to the holders of the convertible debentures that it was exercising its early conversion right such that the convertible debentures would be converted to common shares at the Conversion Price of $2.75 per share on or about January 11, 2021 refer to note 27– Subsequent event for details. On the date of this announcement the carrying amount of the liability component was adjusted to par and recognized unamortized discount and transaction costs of $927 to the consolidated statement of operations and comprehensive loss.

The following table summarizes the carrying value of the convertible debentures as at December 31, 2020:

	Liability component of convertible debentures	Equity component of convertible debentures	Net book value, December 31, 2020	Net book value, December 31, 2019
Convertible debentures	11,963	658	12,621	12,621
Transaction costs	(755)	(41)	(796)	(1,318)
Net proceeds	11,208	617	11,825	11,303
Conversion of debentures to equity (net of $184 unamortized transaction cost)	(3,754)	—	(3,754)	—
Accretion in carrying value of debenture liability	1,228	—	1,228	1,786
Accrued interest	684	—	684	1,381
Interest converted in shares and paid	(615)	—	(615)	(1,276)
	8,751	617	9,368	13,194

Interest expense related to previous debt and replaced convertible debenture, in the amount of $1,219 for the year ended December 31, 2020 (December 31, 2019 – $1,274) is included in debenture and other financing expense in the consolidated statement of operations and comprehensive loss. In 2020, the Company issued 723,025 shares in lieu of $1,230 interest payable (December 31, 2019 – 308,502) and 1,431,982 (December 31, 2019 – 58,200) shares for the conversion of $3,938 of principal (December 31, 2019 – $291).